Components of Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum payments receivable		$ 368,869	$ 377,917
Less: unearned income		(102,232)	(106,259)
Container leaseback financing receivable	[1]	266,637	271,658
Less: Allowance for credit losses		(469)
Container leaseback financing receivable, net		266,168	271,658
Amounts due within one year		20,661	20,547
Amounts due beyond one year		$ 245,507	$ 251,111

[1]	As of March 31, 2020, two customers represented 83.4% and 16.6% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio